Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000015076 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	71.30%	[1]
C000015076 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[1]
C000015076 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[1]
C000015076 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[1]
C000015076 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[1]
C000015076 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
C000015076 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015076 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015076 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015076 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015076 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015076 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015076 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015076 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015076 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015076 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015078 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	71.30%	[2]
C000015078 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[2]
C000015078 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[2]
C000015078 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[2]
C000015078 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[2]
C000015078 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
C000015078 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015078 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015078 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015078 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015078 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015078 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015078 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015078 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015078 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015078 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015080 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	71.30%	[3]
C000015080 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[3]
C000015080 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[3]
C000015080 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%	[3]
C000015080 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%	[3]
C000015080 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	50.20%
C000015080 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%
C000015080 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000015080 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015080 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
C000015080 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000015080 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000015080 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015080 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015080 [Member] | Twenty Five Par or similar Retail Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015080 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000015185 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015185 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[4]
C000015185 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[4]
C000015185 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[4]
C000015185 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[4]
C000015185 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000015185 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[4]
C000015185 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[4]
C000015185 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.40%
C000015185 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015185 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015185 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015185 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015185 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015185 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015185 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015185 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015185 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015185 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000015185 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000015185 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015185 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000015185 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015185 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015185 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000015185 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015185 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000015187 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015187 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[5]
C000015187 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[5]
C000015187 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[5]
C000015187 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[5]
C000015187 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000015187 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[5]
C000015187 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000015187 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.40%
C000015187 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015187 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015187 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015187 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015187 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015187 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015187 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015187 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015187 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015187 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000015187 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000015187 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015187 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000015187 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015187 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015187 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000015187 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015187 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000151934 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000151934 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[6]
C000151934 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[6]
C000151934 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[6]
C000151934 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[6]
C000151934 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000151934 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[6]
C000151934 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000151934 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.40%
C000151934 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000151934 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.20%
C000151934 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.50%
C000151934 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.00%
C000151934 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000151934 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000151934 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000151934 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000151934 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000151934 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000151934 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000151934 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000151934 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000151934 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000151934 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000151934 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000151934 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000151934 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000015189 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000015189 [Member] | BB or Lower [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[7]
C000015189 [Member] | N R not rated [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%	[7]
C000015189 [Member] | Standard & Poor's, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.20%	[7]
C000015189 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	26.10%	[7]
C000015189 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000015189 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%	[7]
C000015189 [Member] | N A not applicable [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[7]
C000015189 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	79.40%
C000015189 [Member] | CAYMAN ISLANDS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000015189 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.20%
C000015189 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015189 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015189 [Member] | CHILE
Holdings [Line Items]
Percent of Total Investments	1.00%
C000015189 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000015189 [Member] | COLOMBIA
Holdings [Line Items]
Percent of Total Investments	0.70%
C000015189 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015189 [Member] | TÜRKIYE
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015189 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000015189 [Member] | Variable Rate Senior Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000015189 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000015189 [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000015189 [Member] | Short Term Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015189 [Member] | One Thousand Par or similar Institutional Preferred [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
C000015189 [Member] | Investments Purchased with Collateral from Securities Lending [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000015189 [Member] | Sovereign Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
C000015189 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%

[1]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[2]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[3]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[4]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[5]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[6]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
[7]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.